SUPPLEMENT DATED JANUARY 15, 2008
                         TO PROSPECTUS DATED MAY 1, 2007
  FOR BEACON NAVIGATOR FLEXIBLE CONTRIBUTION DEFERRED VARIABLE ANNUITY CONTRACT

                       OM FINANCIAL LIFE INSURANCE COMPANY
                OLD MUTUAL FINANCIAL NETWORK SEPARATE ACCOUNT VA

This Supplement to the Prospectus is to delete the Royce Small-Cap Portfolio as an available separate account portfolio allocation option within the Contract for new allocations or transfers of Contract Value.

PROSPECTUS PAGES 1 AND 11:
References to the Royce Small-Cap Portfolio and all discussion specific to the portfolio are deleted.

PROSPECTUS PAGE 4.
The Prospectus "TOTAL MAXIMUM PORTFOLIO COMPANY OPERATING EXPENSES" table is deleted and replaced with the following:


--------------------------------------------------- -------------- -------------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
  EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO COMPANY
  ASSETS, INCLUDING MANAGEMENT FEES, DISTRIBUTION       Minimum       Maximum
  AND/OR SERVICE (12B-1) FEES, AND OTHER EXPENSES
--------------------------------------------------- -------------- -------------
Before any Waivers and Reductions                        0.50% (1)     8.67%
--------------------------------------------------- -------------- -------------
(1) PIMCO VIT Money Market Portfolio.
(2) Royce Micro-Cap Portfolio (Service Class). The portfolio advisor has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Service Class's net annual operating expense ration at or below 1.58% through December 31, 2007 and 1.99% through December 31, 2016.


PROSPECTUS PAGE 5:
The Prospectus "EXAMPLES OF EXPENSES" table Maximum Expenses and footnote are amended as follows:

            ------------------------------ -------------------------------- -------------------------------
                Surrender Contract at the      Annuitize Contract at the          Contract is neither
                end of the time period.        end of the time period.               surrendered nor
                          ($)                            ($)                         annuitized. ($)
             ----------------------------- -------------------------------- -------------------------------
              1 Yr    3 Yr    5 Yr   10 Yr    1 Yr    3 Yr    5 Yr    10 Yr    1 Yr   3 Yr    5 Yr   10 Yr
------------------------------------------ -------------------------------- -------------------------------
MAXIMUM
CONTRACT     $2,005  $4,091  $5,851  $9,557  $2,005  $4,091  $5,851  $9,557  $1,357  $3,728  $5,734  $9,557
EXPENSES (1)
-----------------------------------------------------------------------------------------------------------
MINIMUM
CONTRACT       $953  $1,241  $1,427  $2,391    $953  $1,241  $1,427  $2,391    $210    $648  $1,112 $2,391
EXPENSES (2)
-----------------------------------------------------------------------------------------------------------

 (1) MAXIMUM CONTRACT EXPENSE FEES. This example assumes maximum charges of 2.00% for Separate Account annual expenses (our current Separate Account annual expenses are 1.55%), a $50 guaranteed maximum Contract fee (although our current Contract fee is $0), 2.15% of Contract Value guaranteed maximum annual expenses for optional packages (Account Enhancement Package and Account Protection Package for a single life; current total charges are 1.30%), plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (8.67%).

(2) MINIMUM CONTRACT EXPENSE FEES. This example assumes only current charges of 1.55% for Separate Account annual expenses, plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies (0.50%).


ALL OTHER CONTRACT PROVISIONS REMAIN AS STATED IN YOUR CONTRACT AND PROSPECTUS, AS PREVIOUSLY AMENDED.

           RETAIN THIS SUPPLEMENT WITH YOUR BEACON ADVISOR PROSPECTUS.
        IF YOU NO LONGER HAVE YOUR PROSPECTUS, YOU MAY OBTAIN A COPY FROM
          OUR WEBSITE WWW.OMFN.COM OR BY CALLING US AT 1-866-599-2760.

Beacon Advisor prospectus Supplement dated January 15, 2008.         Page 1 of 1